Share Capital (Schedule of Restricted Shares And Share Purchase Warrant Activities) (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period	22,692,002	21,659,002
Exercised	(625,000)	(225,000)
Expiration (Note 7)	(1,626,002)	(1,245,000)
Outstanding - end of period	24,066,000	22,692,002
Weighted average exercise price outstanding at December 31, 2019 | $ / shares	$ 0.91	$ 0.98
Issued | $ / shares	0.81	0.91
Anti-dilution price adjustment | $ / shares	(0.12)
Excercised | $ / shares	0.71	0.67
Expiration | $ / shares	1.01	2.06
Weighted average exercise price outstanding at December 31, 2019 | $ / shares	$ 0.77	$ 0.91
Restricted Share Unit (RSU) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period	3,347,907	3,281,030
Issued (Note 7)	1,725,869	1,227,004
Forfeited
Vested	(1,049,364)	(1,160,127)
Anti-dilution quantity adjustment	624,452
Outstanding - end of period	4,648,864	3,347,907
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period	27,189,713	21,322,212
Issued (Note 7)	6,458,001	6,458,001
Anti-dilution quantity adjustment	4,189,466
Exercised		(590,500)
Expiration (Note 7)	(6,458,001)
Outstanding - end of period	31,379,179	27,189,713
Weighted average exercise price outstanding at December 31, 2019 | $ / shares	$ 0.95	$ 0.99
Issued | $ / shares	0.74	0.82
Anti-dilution price adjustment | $ / shares	(0.12)
Excercised | $ / shares		1
Expiration | $ / shares	0.82
Weighted average exercise price outstanding at December 31, 2019 | $ / shares	$ 0.80	$ 0.95